Property, plant, and equipment (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Nov. 13, 2025 COP ($)	Dec. 29, 2024 USD ($)
Property, plant, and equipment
Beginning Balance	$ 107,455	$ 95,173
Ending Balance	106,104	107,455
Acquisition of a group of renewable energy generation companies in Colombia
Property, plant, and equipment
Acquisition of wind and solar energy companies	565
Consideration transferred			$ 301
Block CPO-09
Property, plant, and equipment
Percentage of interest acquired				45.00%
Consideration transferred				$ 452
Percentage of ownership interest including subsequent percentage				100.00%
Cost
Property, plant, and equipment
Beginning Balance	172,943	153,841
Additions/capitalizations	9,773	9,521
Acquisition of wind and solar energy companies	630	1,239
Fair value adjustment in business combination		1,436
Abandonment cost update	573	(9)
Capitalized financial interests	469	428
Exchange differences capitalized	3	2
Disposals	(847)	(1,384)
Field reversal		15
Foreign currency translation	(9,971)	8,867
Reclassifications/transfers	220	(1,013)
Ending Balance	173,793	172,943
Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(65,488)	(58,668)
Depreciation expense	(7,022)	(6,068)
Recovery (loss) impairment	254	1,261
Disposals	725	1,197
Foreign currency translation	3,811	(3,277)
Reclassifications/transfers	31	67
Ending Balance	(67,689)	(65,488)
Plant and equipment
Property, plant, and equipment
Beginning Balance	35,009	29,916
Ending Balance	33,015	35,009
Plant and equipment | Cost
Property, plant, and equipment
Beginning Balance	63,183	54,897
Additions/capitalizations	3,145	2,999
Acquisition of wind and solar energy companies	0	716
Fair value adjustment in business combination		1,011
Abandonment cost update	370	(11)
Capitalized financial interests	189	253
Exchange differences capitalized	1	1
Disposals	(505)	(918)
Field reversal		5
Foreign currency translation	(5,008)	4,509
Reclassifications/transfers	781	(279)
Ending Balance	62,156	63,183
Plant and equipment | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(28,174)	(24,981)
Depreciation expense	(3,288)	(2,821)
Recovery (loss) impairment	3	807
Disposals	475	834
Foreign currency translation	1,967	(1,722)
Reclassifications/transfers	(124)	(291)
Ending Balance	(29,141)	(28,174)
Pipelines, networks, and lines
Property, plant, and equipment
Beginning Balance	37,452	35,097
Ending Balance	38,534	37,452
Pipelines, networks, and lines | Cost
Property, plant, and equipment
Beginning Balance	63,501	58,585
Additions/capitalizations	3,347	2,427
Acquisition of wind and solar energy companies	0	0
Fair value adjustment in business combination		0
Abandonment cost update	203	2
Capitalized financial interests	194	96
Exchange differences capitalized	1	1
Disposals	(183)	(276)
Field reversal		6
Foreign currency translation	(3,020)	2,639
Reclassifications/transfers	1,821	21
Ending Balance	65,864	63,501
Pipelines, networks, and lines | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(26,049)	(23,488)
Depreciation expense	(2,701)	(2,354)
Recovery (loss) impairment	138	299
Disposals	164	224
Foreign currency translation	1,260	(1,046)
Reclassifications/transfers	(142)	316
Ending Balance	(27,330)	(26,049)
Construction in progress
Property, plant, and equipment
Beginning Balance	16,645	13,832
Ending Balance	16,141	16,645
Construction in progress | Cost
Property, plant, and equipment
Beginning Balance	18,304	15,520
Additions/capitalizations	1,723	3,121
Acquisition of wind and solar energy companies	74	275
Fair value adjustment in business combination		75
Abandonment cost update	0	0
Capitalized financial interests	(12)	37
Exchange differences capitalized	0	0
Disposals	(18)	(12)
Field reversal		0
Foreign currency translation	(227)	184
Reclassifications/transfers	(2,281)	(896)
Ending Balance	17,563	18,304
Construction in progress | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,659)	(1,688)
Depreciation expense	0	0
Recovery (loss) impairment	49	(138)
Disposals	0	0
Foreign currency translation	0	0
Reclassifications/transfers	188	167
Ending Balance	(1,422)	(1,659)
Buildings
Property, plant, and equipment
Beginning Balance	11,389	9,522
Ending Balance	11,405	11,389
Buildings | Cost
Property, plant, and equipment
Beginning Balance	19,528	16,668
Additions/capitalizations	1,203	892
Acquisition of wind and solar energy companies	556	248
Fair value adjustment in business combination		350
Abandonment cost update	0	0
Capitalized financial interests	74	41
Exchange differences capitalized	1	0
Disposals	(28)	(71)
Field reversal		4
Foreign currency translation	(1,221)	1,100
Reclassifications/transfers	(190)	296
Ending Balance	19,923	19,528
Buildings | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(8,139)	(7,146)
Depreciation expense	(903)	(734)
Recovery (loss) impairment	59	275
Disposals	24	51
Foreign currency translation	463	(411)
Reclassifications/transfers	(22)	(174)
Ending Balance	(8,518)	(8,139)
Lands
Property, plant, and equipment
Beginning Balance	4,970	4,665
Ending Balance	4,726	4,970
Lands | Cost
Property, plant, and equipment
Beginning Balance	5,137	4,833
Additions/capitalizations	12	12
Acquisition of wind and solar energy companies	0	0
Fair value adjustment in business combination		0
Abandonment cost update	0	0
Capitalized financial interests	1	1
Exchange differences capitalized	0	0
Disposals	(34)	(2)
Field reversal		0
Foreign currency translation	(324)	292
Reclassifications/transfers	51	1
Ending Balance	4,843	5,137
Lands | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(167)	(168)
Depreciation expense	0	0
Recovery (loss) impairment	10	15
Disposals	21	3
Foreign currency translation	13	(15)
Reclassifications/transfers	6	(2)
Ending Balance	(117)	(167)
Other
Property, plant, and equipment
Beginning Balance	1,990	2,141
Ending Balance	2,283	1,990
Other | Cost
Property, plant, and equipment
Beginning Balance	3,290	3,338
Additions/capitalizations	343	70
Acquisition of wind and solar energy companies	0	0
Fair value adjustment in business combination		0
Abandonment cost update	0	0
Capitalized financial interests	23	0
Exchange differences capitalized	0	0
Disposals	(79)	(105)
Field reversal		0
Foreign currency translation	(171)	143
Reclassifications/transfers	38	(156)
Ending Balance	3,444	3,290
Other | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,300)	(1,197)
Depreciation expense	(130)	(159)
Recovery (loss) impairment	(5)	3
Disposals	41	85
Foreign currency translation	108	(83)
Reclassifications/transfers	125	51
Ending Balance	(1,161)	$ (1,300)
Windpeshi wind project in La Guajira
Property, plant, and equipment
Acquisition of wind and solar energy companies	$ 65